INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of net deferred tax assets

Net deferred tax assets consist of the following components as of December 31:

	2018	2017
Federal income tax benefit attributable to:
Current operations	$(6,748)	$1,070
Less: valuation allowance	-	(1,070)
Net provision for Federal income taxes	$(6,748)	$-

Schedule of deferred income tax assets
	2018	2017
Deferred Tax Assets:
NOL Carryover	$-	$1,070
Less valuation allowance	-	(1,070)
Net deferred tax assets	$-	$-